Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Notes Payable [Abstract]
Notes Payable

5. Notes Payable

Notes payable consisted of the following:

	September 30, 2022	December 31, 2021
Convertible secured debentures	$36,530,320	$—
RCB Equities #1, LLC term loan credit agreement	—	14,708,333
Contingently convertible promissory notes:
Schlumberger Technology Corp.	—	1,500,000
Transocean Inc.	—	1,500,000
Goradia Capital LLC	—	5,000,000
Material Impact Fund II, LP	—	5,000,000
In-Q-Tel, Inc.	—	250,000
Total	36,530,320	27,958,333
Less: debt discount, net	(21,485,485)	—
Less: current portion	—	(13,250,000)
Total notes payable – long-term	$15,044,835	$14,708,333

Convertible Note Obligations — As of December 31, 2021, Nauticus Robotics Holdings, Inc. was obligated under five contingently convertible note obligations bearing interest at interest rates ranging from 4.25% to 10% per annum. Each of these contingently convertible note obligations were converted into shares of Nauticus Robotics Holdings, Inc. Common Stock in accordance with the terms of each such note upon closing of the Business Combination. Each share of Nauticus Robotics Holdings, Inc. Common Stock received was converted into (i) an aggregate of 5,299,546 shares of Common Stock and (ii) a pro-rata number of the total Earnout Shares in the Business Combination.

Upon closing of the Business Combination, we issued Debentures having an aggregate gross principal amount of $36,530,320 together with 2,922,425 SPA Warrants for proceeds of $35,800,000 inclusive of a 2% original issue discount. The fair value of the SPA Warrants was estimated to be $20,949,110 using a Monte Carlo valuation model incorporating future projections of the various potential outcomes and any exercise price adjustments based on future financing events. This amount was recorded as a warrant liability and, together with the original issue discount, was recognized as a debt discount upon issuance totaling $21,679,716.

The Debentures may be converted at the holders’ option at 120% of the principal amount at a conversion price of $15.00 or 2,922,425 shares of Common Stock. The conversion price may be adjusted downward for certain events including the issuance by the Company of dilutive instruments below the current conversion price. Interest accrues on the outstanding principal amount of the Debentures at 5% per annum, payable quarterly. The Debentures are secured by first priority interests, and liens on, all our assets, and mature on the fourth anniversary of the date of issuance, September 9, 2026.

The SPA Warrants contain similar anti-dilution provisions and are exercisable initially at $20 per share over their ten-year term at the holders’ option (further terms of the SPA Warrants are discussed in Note 10).

The debt discount is being accreted to interest expense over the four-year term of the Debentures. We recorded $193,946 of debt discount accretion in the three months ended September 30, 2022. The Debentures’ effective interest rate is approximately 25.2%.

RCB Equities #1, LLC Term Loan Credit Agreement — On December 16, 2021, we entered into a Term Loan Credit Agreement with RCB Equities #1, LLC (“RCB”) in the amount of $15,000,000 to provide funds for the Company’s working capital and general corporate purposes. The note bore interest at 13% per annum and was payable in 18 monthly installments of interest only through its maturity date of June 16, 2023. A 2% commitment fee totaling $300,000 was paid upon loan inception and reported as a debt discount. There was also a 5% exit fee, accrued over the note term, totaling $750,000.

On August 18, 2022, we signed an amendment to the note with RCB providing for an additional borrowing of $2,000,000, with no interest and a maturity date of 60 days from the funding date. We paid a $33,000 origination fee with an additional $100,000 fee due upon repayment.

The RCB note, as amended, was repaid in full including all accrued and unpaid interest and fees on September 12, 2022.

4. Notes Payable

Notes payable consisted of the following:

	December 31,
	2021	2020
Common stock repurchase note	$—	$484,836
Schlumberger Technology Corp. contingently convertible promissory note	1,500,000	1,500,000
Transocean Inc. contingently convertible promissory note	1,500,000	1,500,000
Goradia Capital LLC contingently convertible promissory note	5,000,000	—
Material Impact Fund II, LP contingently convertible promissory note	5,000,000	—
In-Q-Tel, Inc. contingently convertible promissory note	250,000	—
RCB Equities #1, LLC term loan credit agreement	14,708,333	—
Total	27,958,333	3,484,836
Less: current portion, unrelated parties	(10,250,000)	(484,836)
current portion, related parties	(3,000,000)	(3,000,000)
Total Notes payable – long-term	$14,708,333	$—

Common Stock Repurchase Note — On August 27, 2019, the Company entered into an unsecured Stock Repurchase Agreement with its former CEO under which the Company repurchased 271,600 common shares for a purchase price of $944,927. The note bore interest at a fixed rate of 5% and was paid out over 24 months.

Schlumberger Technology Corp. Contingently Convertible Promissory Note — In July 2020, the Company issued an unsecured convertible promissory note to Schlumberger Technology Corp. (“Schlumberger”), a related party. There were two advances of $750,000 each under the note made by Schlumberger upon achievement of key project development milestones. The Company received both advances in 2020.

The convertible promissory note bears interest at 4.25% and, as amended, matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock, (2) upon the occurrence of an event of default, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs before an event of default or December 31, 2022, outstanding principal and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of 90% of the issuance price per share of such new series.

An amendment to the promissory note executed on December 16, 2021 added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows Schlumberger to convert the outstanding principal and unpaid accrued interest into Nauticus common shares at a conversion price of $35.52 per share.

Transocean Inc. Contingently Convertible Promissory Note — In December 2020, the Company issued an unsecured convertible promissory note to Transocean Inc. (“Transocean”), a related party. There was one advance of $1,000,000 and another of $500,000 under the note made by Transocean upon achievement of key project development milestones. The Company received both advances in 2020.

The convertible promissory note bears interest at 10% and, as amended, matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock, (2) upon the occurrence of an event of default, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs prior to the earlier of an event of default or December 31, 2022, outstanding principal balance and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of 90% of the issuance price per share of such new series.

An amendment to the promissory note executed on December 16, 2021 added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows Transocean to convert the outstanding principal and unpaid accrued interest into Nauticus common shares at a conversion price of $35.52 per share.

Goradia Capital, LLC Contingently Convertible Promissory Note — On June 19, 2021, the Company issued an unsecured convertible promissory note to Goradia Capital, LLC (“Goradia”) in the amount of $5,000,000. The amount was funded upon execution of the agreement.

The convertible promissory note bears interest at 10% and, as amended, matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock, (2) upon the occurrence of a change of control, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs before a change of control or December 31, 2022, outstanding principal and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of the lower of: (1) 90% of the issuance price per share of such new series and (2) the price per share equal to an amount obtained by dividing (x) $75,000,000 by (y) the fully diluted shares outstanding of the Company as of June 19, 2021, which equals $37.01.

An amendment to the promissory note executed on December 16, 2021 added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows Goradia to convert the outstanding principal and unpaid accrued interest on the promissory note into Nauticus common shares at a conversion price of $35.52 per share.

Material Impact Fund II, L.P. Contingently Convertible Promissory Note — On August 3, 2021, the Company issued an unsecured convertible promissory note to Material Impact Fund II, L.P. (“MIF”) in the amount of $5,000,000. The amount was funded upon execution of the agreement.

The convertible promissory note bears interest at 5% and matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock, (2) upon the occurrence of a change of control, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs before a change of control or December 31, 2022, outstanding principal and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of the lower of: (1) 90% of the issuance price per share of such new series and (2) the price per share equal to an amount obtained by dividing (x) $75,000,000 by (y) the fully diluted shares outstanding of the Company as of August 3, 2021, which equals $37.01.

An amendment to the promissory note executed on December 16, 2021 added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows MIF to convert the outstanding principal and unpaid accrued interest into Nauticus common shares at a conversion price of $35.52 per share.

In-Q-Tel, Inc. Contingently Convertible Promissory Note — On October 22, 2021, the Company issued an unsecured convertible promissory note to In-Q-Tel, Inc. (“IQT”) in the amount of $250,000. The amount was funded upon execution of the agreement.

The convertible promissory note bears interest at 5% and matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock with gross proceeds to the Company of at least $10,000,000, (2) upon the occurrence of a change of control, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs before a change of control or December 31, 2022, outstanding principal and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of the lower of: (1) 90% of the issuance price per share of such new series and (2) the price per share equal to an amount obtained by dividing (x) $75,000,000 by (y) the fully diluted shares outstanding of the Company as of August 3, 2021, which equals $37.01.

An amendment to the promissory note executed on December 16, 2021 added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows IQT to convert the outstanding principal and unpaid accrued interest into Nauticus common shares at a conversion price of $35.52 per share.

RCB Equities #1, LLC Term Loan Credit Agreement — On December 16, 2021, the Company entered into a Term Loan Credit Agreement with RCB Equities #1, LLC (“RCB”) in the amount of $15,000,000 to provide funds for the Company’s working capital and general corporate purposes. The note bears interest at 13% per annum and is payable in 18 monthly installments of interest only through its maturity date of June 16, 2023. A 2% commitment fee totaling $300,000 was paid upon loan inception and is presented as a debt discount. There is also a 5% exit fee totaling $750,000 is payable at the maturity date and is being accrued over the note term. If the merger with CleanTech occurs prior to the maturity date, then within three days of the consummation of the merger, the note is due in full including all accrued and unpaid interest and fees. The outstanding principal balance of the note was $14,708,333 at December 31, 2021 and its effective interest rate is approximately 17.7%.

Accounting Extinguishments of Debt — The December 16, 2021 modifications of the five contingently convertible notes discussed above were treated as extinguishments of debt for accounting purposes because the conversion options were considered substantive. A loss on the extinguishment of debt totaling $9,484,113 was recognized for the difference between the carrying amounts of the notes and their fair values as of the modification date. Because the fair values of the notes included a substantial premium above their face values and the contingently convertible options did not require bifurcation, the premium was recorded to additional paid-in capital.

The fair values of the contingently convertible notes were determined by an independent valuation specialist whose model considered the stated terms of the notes, the Company’s effective borrowing rate for debt having similar terms and valuation of each of the convertible options. The conversion options were valued using the Black-Scholes option pricing model with the following inputs:

Expected volatility	55.4%
Expected term (years)	1.04
Risk-free interest rate	0.38%
Dividend yield	0.0%
Publicly traded price of CleanTech common stock	$10.00
Estimated fair value of Nauticus common stock	$35.52

Since there is no public market for the Company’s common stock, the expected volatility was determined based on a peer group of publicly traded companies. In evaluating similarity of this peer group, the Company considered factors such as stage of development, risk profile, enterprise value and position within the industry. The risk-free rate was based on the U.S. Treasury yield curve in effect at the modification date for the time until maturity of the notes. The Company assumed the expected dividends to be zero as it has never paid dividends and at the modification date had no plans to do so. We used the publicly traded price of Cleantech’s common stock at the modification date in valuing the conversion option in the event the merger is consummated. In valuing the conversion option should additional financing be completed, we used the estimated fair value of Nauticus’ common stock.

The Company referenced its recent term loan borrowing with RCB to estimate its effective borrowing rate for debt having similar terms. The effective rate used was 17.7%.

The fair values of each component of the contingently convertible notes were probabilistically weighted to determine the overall fair value of each note. This probability weighting considered the likelihood that the planned merger of Nauticus and Cleantech will be completed, the probability of additional financing as well as the probability of a cash repayment of the notes at maturity if the conversion options are not exercised.